INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) before Income Tax
Income (loss) before income taxes	$ 53,203,722	$ (200,588,507)	$ (74,363,434)
Current Tax
Current Tax, net	11,683,643	15,697,682	21,126,626
Deferred Tax
Deferred Tax, net	(4,044,857)	(21,131,092)	(4,586,686)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	7,638,786	(5,433,410)	16,539,940
Canada
Income (Loss) before Income Tax
Income (loss) before income taxes	41,700,153	2,616,980	(23,378,980)
Current Tax
Current Tax, net	1,694,557	2,447,930	8,047,733
Deferred Tax
Deferred Tax, net	11,493,561	1,713,862	2,577,854
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	13,188,118	4,161,792	10,625,587
Other
Income (Loss) before Income Tax
Income (loss) before income taxes	11,503,569	(203,205,487)	(50,984,454)
Current Tax
Current Tax, net	9,989,086	13,249,752	13,078,893
Deferred Tax
Deferred Tax, net	(15,538,418)	(22,844,954)	(7,164,540)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	$ (5,549,332)	$ (9,595,202)	$ 5,914,353